11. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2013
Commitments And Contingencies Details
2014	$ 835,158
2015	835,158
2016	621,525
2017	650,100
2018	650,100
Thereafter	1,091,925
Total	$ 4,683,966